Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	STRALEM FUND
CIK	dei_EntityCentralIndexKey	0000094745
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 28, 2013
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Stralem Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of Stralem Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	20.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon levels until March 1, 2014 . Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of companies with a market capitalization of $4 billion or greater. Stralem & Company Incorporated (the “Adviser”) selects securities of U.S. S&P 500 Index companies using a structural framework that forms the foundation of the Adviser’s investment philosophy. This framework generally consists of investing in stocks in what the Adviser categorizes as two sectors:

• “Up Market” Companies: Companies that the Adviser believes are fundamentally solid growth companies. This sector is comprised of three categories of stocks that, in the Adviser’s view, typically lead the market when the market is rising: New Industries, New Products and Dominant Firms.

• “Down Market” Companies: Companies that the Adviser believes are strong cash flow companies. This sector is comprised of two categories of stocks that have, in the Adviser’s opinion, historically preserved capital in a down market: Low Ratio of Price/Cash Flow and High Dividend Yield.

The Adviser adjusts the balance between Up Market companies and Down Market companies, and the balance among categories in each sector, depending on the Adviser’s assessment of where the market lies with respect to the current market cycle. In general, the Adviser expects that at least half of the Fund’s portfolio securities will be maintained in Up Market Companies. By adjusting the allocation between Up Market and Down Market companies during the phases of the market cycle, the Adviser seeks to grow capital in rising markets and preserve capital during declining markets.

The Adviser takes a bottom-up approach to stock selection and focuses most of its research efforts on security selection within the structural framework. The Adviser uses fundamental analysis and proprietary quantitative analytical tools to identify securities for acquisition or sale, determine sector and category weights and implement risk controls. When researching purchase candidates, the Adviser seeks to identify companies meeting certain criteria including: industry leadership, consistent earnings growth, predictable cash flows, above-average profit margins and strong balance sheets. Once a security is deemed a purchase candidate, it is ultimately selected based on its fit within the structural framework.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

As with all mutual funds, investing in the Fund involves certain risks. There is no guarantee that the Fund will meet its investment objective or that the Fund will perform as in the past. You may lose money if you invest in the Fund.

The Fund may use various investment techniques, some of which involve greater amounts of risk. To reduce risk, the Fund is subject to certain limitations and restrictions, which are described in the Statement of Additional Information. The Fund intends to comply with the diversification requirements of federal tax law as necessary to qualify as a regulated investment company.

Risks of Investing in the Fund — The following risks apply to an investment in the Fund:

• Market Risk: The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth more or less than it was at the time of purchase. Market risk may apply to individual securities, a particular sector or the entire stock market.

• Adviser Risk: Fund management affects Fund performance. The Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or the Adviser does not implement the strategy properly.

• Equity Risk: The value of an equity security will fluctuate with events affecting the company’s profitability or volatility. Unlike debt securities, which have a preference to a company’s earnings and cash flow, equity securities receive value only after the company meets its other obligations. These fluctuations may cause a security to be worth more or less than it was at the time of purchase.

• Non-diversified Risk: The Fund is non-diversified, which means that it may invest in a relatively small number of stocks. To the extent that the Fund invests in a small number of issuers, the Fund’s performance may be substantially affected by an increase or decrease in the value of any one security in the Fund’s portfolio.

May Lose Money	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified Risk: The Fund is non-diversified, which means that it may invest in a relatively small number of stocks. To the extent that the Fund invests in a small number of issuers, the Fund’s performance may be substantially affected by an increase or decrease in the value of any one security in the Fund’s portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shown below and performance table shown on the next page provide some indication of the risks and variability of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year for each full calendar year over the last 10 years. The performance table compares the performance of the Fund over the stated periods with a broad measure of market performance (the Standard & Poor’s Composite 500 Index (“S&P 500 Index”)). Absent any fee reductions and/or expense reimbursements, performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stralemfund.com or by calling the Fund at 1-866-822-9555.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below and performance table shown on the next page provide some indication of the risks and variability of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-822-9555
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stralemfund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Institutional Class
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Fund’s highest quarterly return was 14.79% (for the quarter ended September 30, 2009) and the lowest quarterly return was -18.54% (for the quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.54%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for Adviser Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below shows how the Fund’s average annual total returns compare with those of the S&P 500 Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are shown for Institutional Class shares only and after-tax returns for Adviser Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Stralem Equity Fund | Institutional Class - S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2000
Stralem Equity Fund | Adviser Class - S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	11.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2009
Stralem Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STEFX
Redemption Fee (on shares redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Less: Management Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses after Management Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	101
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	350
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	618
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,383
2003	rr_AnnualReturn2003	18.94%
2004	rr_AnnualReturn2004	15.05%
2005	rr_AnnualReturn2005	11.55%
2006	rr_AnnualReturn2006	8.79%
2007	rr_AnnualReturn2007	11.39%
2008	rr_AnnualReturn2008	(28.77%)
2009	rr_AnnualReturn2009	18.77%
2010	rr_AnnualReturn2010	9.45%
2011	rr_AnnualReturn2011	8.02%
2012	rr_AnnualReturn2012	8.04%
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2000
Stralem Equity Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2000
Stralem Equity Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2000
Stralem Equity Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STRAX
Redemption Fee (on shares redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less: Management Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[1]
Total Annual Fund Operating Expenses after Management Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	126
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	522
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	944
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,119
1 Year	rr_AverageAnnualReturnYear01	7.76%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2009

[1]	The Adviser has agreed contractually to reduce Management Fees and/or reimburse Fund expenses until at least March 1, 2014 in order to limit Total Annual Fund Operating Expenses, (excluding Acquired Fund Fees and Expenses and certain other expenses) to 0.98% of the Fund's average daily net assets for Institutional Class shares and 1.23% of the Fund's average daily net assets for Adviser Class shares. Under the terms of this agreement, the Adviser may recover from the Fund any Management Fee reductions and expense reimbursements for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to exceed the agreed upon limits. This arrangement terminates automatically if the Adviser ceases to serve as investment adviser to the Fund.